LONG-TERM INVESTMENTS - Available-for-sale Investment (Details)			1 Months Ended	12 Months Ended
	Apr. 28, 2016 CNY (¥)	Mar. 30, 2016 USD ($)	Apr. 28, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 24, 2016 USD ($)
Available-for-sale investments
Interest income					¥ 568,320
Unrealized holding loss of available-for-sale investment reported in other comprehensive income (loss)				$ 80,467	¥ 553,870
Available-for-sale securities, fair value to amortized cost basis
Aggregate fair value						¥ 10,376,547	¥ 1,938,360
Convertible note ("the Notes")
Available-for-sale investments
Fair value of investments | $				$ 1,504,000
Available-for-sale securities, fair value to amortized cost basis
Aggregate cost basis						9,895,800
Interest income						568,320
Unrealized holding loss						(553,870)
Foreign currency translation adjustment						466,297
Aggregate fair value						¥ 10,376,547
Available-for-sale investment | Brilent Inc. ("Brilent") | Convertible note ("the Notes")
Available-for-sale investments
Maximum amount of investments allowed for purchase | $								$ 2,500,000
ATA BVI | Available-for-sale investment | Brilent Inc. ("Brilent") | Convertible note ("the Notes")
Available-for-sale investments
Principal amount of investments	¥ 1,200,000	$ 300,000
Interest rate per annum (as a percent)	6.00%	6.00%
Cash consideration | $			$ 1,500,000
Term of investments	24 months	24 months
Amount converted to, as a percentage of qualified financing security purchase price	75.00%	75.00%